Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income
Net (loss) income	$ (8,398)	$ (264,322)	$ 117,514
Unrealized gain (loss) from marketable securities	0	1,901	(5,425)
(Gain) loss from marketable securities reclassified to Consolidated Statement of Operations	0	(571)	7,233
Foreign currency translation gain (loss)	893	158	(686)
Other comprehensive income (loss)	893	1,488	1,122
Comprehensive (loss) income	(7,505)	(262,834)	118,636
Comprehensive income (loss) attributable to non-controlling interest	(482)	(539)	(504)
Comprehensive (loss) income attributable to the Company	(7,987)	(263,373)	118,132
Comprehensive (loss) income	$ (7,505)	$ (262,834)	$ 118,636